19. Intangible Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 6,029,097	R$ 6,452,824
Distribution concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	5,390,063	5,750,873	R$ 5,513,381
Generation concession agreements/authorization
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	593,852	619,221
Concession agreement - gas distribution
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	3,619	43,888
Others
Disclosure of detailed information about intangible assets [line items]
Intangible Assets	R$ 41,563	R$ 38,842